SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING MUNICIPAL FIXED INCOME FUNDS
For the Allspring High Yield Municipal Bond Fund
Allspring High Yield Municipal Bond Fund
(each a “Fund”, together the “Funds”)

I. Prospectus

Effective immediately, Nicholos Venditti, CFA is added as a portfolio manager to the Allspring High Yield Municipal Bond Fund.

In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Dennis Derby, Portfolio Manager / 2013 Terry J. Goode, Portfolio Manager / 2013 Kerry Laurin, Portfolio Manager / 2020 Nicholos Venditti, CFA, Portfolio Manager / 2025

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Nicholos Venditti, CFA High Yield Municipal Bond Fund Intermediate Tax/AMT-Free Fund Municipal Bond Fund Short-Term Municipal Bond Fund Strategic Municipal Bond Fund Ultra Short-Term Municipal Income Fund

Mr. Venditti joined Allspring Investments or one of its predecessor firms in 2020, where he currently serves as a Senior Portfolio Manager for the Municipal Fixed Income team. Prior to joining Allspring Investments, Nick spent 10 years at Thornburg Investment Management, most recently as a Senior Portfolio Manager and Head of the Municipal Bond Group.

II. Statement of Additional Information

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Beneficial Ownership table is amended to add the following information:

Portfolio Manager Fund Holdings[1]
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Nicholos Venditti, CFA	High Yield Municipal Bond Fund Intermediate Tax/AMT-Free Fund Municipal Bond Fund Short-Term Municipal Bond Fund Strategic Municipal Bond Fund Ultra Short-Term Municipal Income Fund	$0[2] $0 $50,000 - $100,000 $10,000 - $50,000 $500,000 - $1,000,000 $100,000 - $500,000
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Nicholos Venditti, CFA became a portfolio manager of the Fund on April 29, 2025. The information presented in this table is as of June 30, 2024, at which time Nicholos Venditti, CFA was not a portfolio manager of the Fund.

April 29, 2025	SUPP3664 4-25